ACQUISITION AND DISPOSAL OF SUBSIDIARIES (Details) ¥ in Thousands, $ in Thousands									3 Months Ended		12 Months Ended
	Nov. 17, 2020 CNY (¥)	Nov. 17, 2020 USD ($)	Sep. 11, 2020 CNY (¥)	Sep. 11, 2020 USD ($)	Jun. 24, 2020 CNY (¥)	Jun. 24, 2020 USD ($)	Dec. 24, 2019 CNY (¥)	Aug. 20, 2019 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Nov. 17, 2020 USD ($)	Sep. 11, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 24, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Net assets acquired:
Goodwill											¥ 989,530	¥ 994,993	$ 152,489					$ 151,652	¥ 989,530
BJ JHC
Net assets acquired:
Property and equipment, net	¥ 279,556													$ 42,843
Operating lease right-of-use assets, net	112,398													17,226
Deferred tax assets	3,150													483
Other non-current assets	4,428													678
Cash and cash equivalents	30,319													4,647
Other current assets	8,833													1,354
Other current liabilities	(90,805)													(13,916)
Operating lease liabilities	(120,120)													(18,409)
Finance lease liabilities	(84,082)													(12,886)
Deferred tax liabilities	(55,288)													(8,473)
Total purchase consideration in cash	232,015	$ 35,558
BJ JHC | Operating permits
Net assets acquired:
Intangible assets	110,418													16,922
BJ JHC | Customer contract
Net assets acquired:
Intangible assets	¥ 33,208													$ 5,089
SH Shuzhong
Net assets acquired:
Property and equipment, net									¥ 348,475							$ 53,406
Operating lease right-of-use assets, net									81,034							12,419
Deferred tax assets									14,848							2,275
Other current assets									44,774							6,862
Other current liabilities									(406,932)							(62,365)
Operating lease liabilities									(45,034)							(6,902)
Deferred tax liabilities									(41,169)							(6,309)
Total assets acquired									524,339							80,358
Total liabilities assumed									(493,135)							(75,576)
Net assets acquired									31,204							4,782
Total purchase consideration in cash									36,667	$ 5,619
Goodwill									5,463							837
SH Shuzhong | Customer contract
Net assets acquired:
Intangible assets									33,500							5,134
Other non-current assets									1,685							258
SH Shuzhong | Purchased software
Net assets acquired:
Intangible assets									¥ 23							$ 4
Shulifang
Net assets acquired:
Operating lease right-of-use assets, net					¥ 15,206												$ 2,330
Other non-current assets					15,409												2,362
Cash and cash equivalents					53												8
Other current assets					601												91
Deferred tax liabilities					(11,284)												(1,729)
Lease liabilities					(15,206)												(2,330)
Non-current payables					(16,913)												(2,592)
Total purchase consideration in cash					33,000	$ 5,057
Shulifang | Operating permits
Net assets acquired:
Intangible assets					¥ 45,134												$ 6,917
LF Huahai
Net assets acquired:
Operating lease right-of-use assets, net			¥ 183,174												$ 28,073
Other non-current assets			27,524												4,218
Cash and cash equivalents			173												27
Other current assets			4,088												627
Other current liabilities			(35,600)												(5,456)
Deferred tax liabilities			(29,838)												(4,573)
Lease liabilities			(183,873)												(28,180)
Total purchase consideration in cash			85,000	$ 13,027
LF Huahai | Operating permits
Net assets acquired:
Intangible assets			¥ 119,352												$ 18,291
Beijing Shuhai Data Technology Co., Ltd ("BJ Shuhai")
Net assets acquired:
Intangible assets											100,380
Operating lease right-of-use assets, net											129,937
Cash and cash equivalents											59
Other current assets											9,625
Other current liabilities											(16,714)
Deferred tax liabilities											(25,095)
Lease liabilities											(129,937)
Total purchase consideration in cash											¥ 68,255
Shihua DC Investment Holdings 2 Limited ("Shihua Holdings 2")
Net assets acquired:
Construction-in-progress								¥ 465
Cash and cash equivalents								67,563
Other current assets								1,333,329
Other current liabilities								(1,203,894)
Deferred tax liabilities								(33,096)
Fixed assets								150,880
Total purchase consideration in cash								¥ 315,247
Nantong Chenghong Cloud Computing Co., Ltd. ("NT Chenghong")
Net assets acquired:
Property and equipment, net							¥ 13
Construction-in-progress							158,471
Cash and cash equivalents							129
Other current assets							11,840
Other current liabilities							(88,830)
Deferred tax liabilities							(1,623)
Total purchase consideration in cash							¥ 80,000